11. SHAREHOLDERS' EQUITY: Schedule of Assumptions in Fair Value Measurement of Warrants (Details) - Fair value of each warrant	12 Months Ended
Dec. 31, 2016
Dividend yield	0.00%
Risk-free interest rate	0.61%
Bottom of range
Expected life	11 days
Volatility	75.00%
Top of range
Expected life	6 months 22 days
Volatility	110.00%